Capital Instruments - Schedule of Carrying Value of Capital Instruments (Parenthetical) (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Jan. 01, 2022 CAD ($)
Carrying value of capital instruments [line items]
Debt instruments issued			$ 6,667	$ 6,122	$ 6,980
Canadian Dollar Offered Rate [Member]
Carrying value of capital instruments [line items]
Debt instruments issued			2,745	3,343
US Dollar Mid Swaprate [Member]
Carrying value of capital instruments [line items]
Debt instruments issued			$ 987	1,013
Three Month Canadian Dollar Offer Rate [Member]
Carrying value of capital instruments [line items]
Borrowings adjustment to interest rate basis			1.05%
Singapore Dollar Swap Offer Rate [Member]
Carrying value of capital instruments [line items]
Debt instruments issued			$ 499	504
On May 09, 2023 [member]
Carrying value of capital instruments [line items]
Bond redemption variable interest rate			3.317%
JHFC subordinated notes [member]
Carrying value of capital instruments [line items]
Borrowings adjustment to interest rate basis			0.72%
Debt instruments issued			$ 647	647
JHFC subordinated notes [member] | Canadian Dollar Offered Rate [Member]
Carrying value of capital instruments [line items]
Debt instruments issued			$ 647	647
2.818% MFC Subordinated debentures [member]
Carrying value of capital instruments [line items]
Borrowings adjustment to interest rate basis			1.82%
Debt instruments issued			$ 996	996
Earliest par redemption date	May 13, 2030
4.061% MFC subordinated notes [member]
Carrying value of capital instruments [line items]
Interest rate, basis	5-Year US Dollar Mid-Swap Rate plus 1.647%.
Borrowings adjustment to interest rate basis			1.647%
Interest rate reset period	5 years
Debt instruments issued			$ 987	1,013
Earliest par redemption date	Feb. 24, 2027
7.375% JHUSA Surplus notes [Member]
Carrying value of capital instruments [line items]
Debt instruments issued			$ 594	615
3.00% MFC subordinated notes [member]
Carrying value of capital instruments [line items]
Interest rate, basis	5-Year Singapore Dollar Swap Rate plus 0.832%.
Borrowings adjustment to interest rate basis			0.832%
Interest rate reset period	5 years
Debt instruments issued			$ 499	504
Earliest par redemption date	Nov. 21, 2024
3.317% MFC Subordinated debentures [member]
Carrying value of capital instruments [line items]
Debt instruments issued				600
Earliest par redemption date	May 09, 2023
2.237% MFC Subordinated debentures [member]
Carrying value of capital instruments [line items]
Borrowings adjustment to interest rate basis			1.49%
Debt instruments issued			$ 999	$ 998
Earliest par redemption date	May 12, 2025
5.409% MFC Subordinated debentures [Member]
Carrying value of capital instruments [line items]
Debt instruments issued			$ 1,195
Earliest par redemption date	Mar. 10, 2028
5.409% MFC Subordinated debentures [Member] | Canadian Overnight Repo Rate [Member] | On Or After March Tenth Two Thousand And Twenty Eight [Member]
Carrying value of capital instruments [line items]
Borrowings adjustment to interest rate basis			1.85%
John Hancock Financial Corporation [Member]
Carrying value of capital instruments [line items]
Interest rate, basis	90-day Bankers’ Acceptance rate plus 0.72%.
John Hancock Financial Corporation [Member] | 7.375% JHUSA Surplus notes [Member]
Carrying value of capital instruments [line items]
Unamortized fair value increment	$ 1	$ 5